Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income	$ (104,948)	$ 654,530
Items not involving cash:
Depreciation of property and equipment	2,104	2,503
Gain on disposition of assets		(598,041)
Changes in operating working capital:
Decrease (Increase) in accounts receivable	30,598	3,210
Decrease (increase) in investment tax credits	(23,608)	9,670
Decrease (increase) in prepaid expenses	8,177	16,828
Increase (decrease) in accounts payable	(8,138)	11,269
Increase (decrease) in accrued liabilities	(7,304)	(6,740)
Increase (decrease) in deferred revenue	(10,432)	30,666
Cash flows provided by operating activities	(113,551)	123,895
INVESTING ACTIVITIES
Purchase of property and equipment		(6,456)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	5,863	(51,926)
Increase in cash and cash equivalents	(107,688)	65,513
Cash and cash equivalents, beginning of period	506,624	418,507
Cash and cash equivalents, end of period	$ 398,836	$ 484,020